Shareholder Report, Average Annual Return (Details) 190593_Baird Short-Term Municipal Bond Fund_Investor Class Shares_TSR Annual {Investor Class Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BTMSX
Average Annual Return, Percent	4.46%	1.54%	1.87%
Bloomberg Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Average Annual Return, Percent	4.25%	0.80%	2.34%
Bloomberg 1-5 Year Short Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year Short Municipal Index
Average Annual Return, Percent	4.11%	1.36%	1.67%